EATON VANCE GLOBAL DIVIDEND INCOME FUND

Supplement to Summary Prospectus dated March 1, 2013

The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Michael A. Allison, Vice President of BMR, has co-managed the Fund since 2013.

John H. Croft, Vice President of BMR, has co-managed the Fund and Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012.

Walter A. Row, III, Vice President of BMR, has co-managed the Fund since 2013.

Judith A. Saryan, Vice President of BMR, will co-manage the Fund until her retirement from the Eaton Vance organization on December 20, 2013.  Ms. Saryan has co-managed the Fund and Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2005.

November 21, 2013	7892-11/13

EATON VANCE GLOBAL DIVIDEND INCOME FUND

Supplement to Prospectus dated March 1, 2013

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Portfolio Managers

Michael A. Allison, Vice President of BMR, has co-managed the Fund since 2013.

John H. Croft, Vice President of BMR, has co-managed the Fund and Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012.

Walter A. Row, III, Vice President of BMR, has co-managed the Fund since 2013.

Judith A. Saryan, Vice President of BMR, will co-manage the Fund until her retirement from the Eaton Vance organization on December 20, 2013.  Ms. Saryan has co-managed the Fund and Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2005.

2.  The following replaces the fifth paragraph under “Management.” in “Management and Organization”:

Michael A. Allison, John H. Croft, Walter A. Row, III and Judith A. Saryan (until her retirement from the Eaton Vance organization on December 20, 2013) are the portfolio managers of the Fund. Ms. Saryan has served as portfolio manager of Global Dividend Income Portfolio (the portfolio the Fund previously invested in) since it commenced operations. Mr. Croft has served as portfolio manager of Global Dividend Income Portfolio (the Portfolio the Fund previously invested in) since 2012. Messrs. Allison and Row have served as portfolio managers of the Fund since 2013.  Ms. Saryan manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance and BMR. Mr. Croft manages other Eaton Vance portfolios, has been an analyst at Eaton Vance for more than five years, and is a Vice President of Eaton Vance and BMR.  Mr. Allison manages other Eaton Vance portfolios, is a member of Eaton Vance’s Equity Strategy Committee, has managed Eaton Vance portfolios for more than five years, and is a Vice President of BMR.  Mr. Row manages other Eaton Vance portfolios, is a member of Eaton Vance’s Equity Strategy Committee, has managed Eaton Vance portfolios for more than five years, and is a Vice President of BMR.

November 21, 2013	7893-11/13

EATON VANCE GLOBAL DIVIDEND INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2013

The following replaces the first two paragraphs and tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

Portfolio Managers.  The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below.  Each portfolio manager manages other investment companies and/or investment accounts in addition to the Fund.  The following table shows as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category.  The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Michael A. Allison*
Registered Investment Companies	7	$15,576.9	0	$0
Other Pooled Investment Vehicles	14	$7,474.5(1)	0	$0
Other Accounts	0	$0	0	$0
John H. Croft
Registered Investment Companies	5	$1,720.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	5	$54.7	0	$0
Walter A. Row, III*
Registered Investment Companies	9	$9,549.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Judith A. Saryan
Registered Investment Companies	6	$5,256.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*

As of September 30, 2013.

(1)

Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate unregistered pooled investment vehicle managed by this portfolio manager.

The following table shows the dollar range of shares of the Fund beneficially owned by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2012 and in the Eaton Vance family of funds as of December 31, 2012.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Michael A. Allison	None*	$500,000 - $1,000,000
John H. Croft	None	$100,001 - $500,000
Walter A. Row, III	None*	over $1,000,000
Judith A. Saryan	$1 - $10,000	over $1,000,000

*

As of September 30, 2013.

November 21, 2013

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

Supplement to Summary Prospectus dated March 1, 2013

The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Michael A. Allison, Vice President of Eaton Vance, has co-managed the Fund since 2013.

John H. Croft, Vice President of Eaton Vance, has co-managed the Fund since 2010.

Walter A. Row, III, Vice President of Eaton Vance, has co-managed the Fund since 2013.

Judith A. Saryan, Vice President of Eaton Vance, will co-manage the Fund until her retirement from the Eaton Vance organization on December 20, 2013.  Ms. Saryan has co-managed the Fund since it commenced operations in 2003.

November 21, 2013	7890-11/13

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

Supplement to Summary Prospectus dated March 1, 2013

The following replaces “Portfolio Managers.” under “Management”:

Portfolio Managers.  The Portfolio is managed by a team comprised of:

Gregory R. Greene, Vice President of BMR, Co-Director of Fox Asset Management LLC (“Fox”) and Team Leader, who has co-managed the Portfolio since 2006;

J. Bradley Ohlmuller, Vice President of BMR and Equity Portfolio Manager of Fox, who has co-managed the Portfolio since 2005; and

Patrick J. O’Brien, Vice President of BMR and Equity Portfolio Manager of Fox, who has co-managed the Portfolio since 2013.

November 21, 2013	7891-11/13

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2013

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Global Dividend Income Fund”:

Portfolio Managers

Michael A. Allison, Vice President of Eaton Vance, has co-managed the Fund since 2013.

John H. Croft, Vice President of Eaton Vance, has co-managed the Fund since 2010.

Walter A. Row, III, Vice President of Eaton Vance, has co-managed the Fund since 2013.

Judith A. Saryan, Vice President of Eaton Vance, will co-manage the Fund until her retirement from the Eaton Vance organization on December 20, 2013.  Ms. Saryan has co-managed the Fund since it commenced operations in 2003.

2.  The following replaces “Portfolio Managers.” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Small-Cap Value Fund”:

Portfolio Managers.  The Portfolio is managed by a team comprised of:

Gregory R. Greene, Vice President of BMR, Co-Director of Fox Asset Management LLC (“Fox”) and Team Leader, who has co-managed the Portfolio since 2006;

J. Bradley Ohlmuller, Vice President of BMR and Equity Portfolio Manager of Fox, who has co-managed the Portfolio since 2005; and

Patrick J. O’Brien, Vice President of BMR and Equity Portfolio Manager of Fox, who has co-managed the Portfolio since 2013.

3.  The following replaces the third paragraph under “Tax-Managed Global Dividend Income Fund.” in “Management and Organization”:

Judith A. Saryan will serve as a portfolio manager until she retires from the Eaton Vance organization on December 20, 2013.  Ms. Saryan has served as portfolio manager of Tax-Managed Global Dividend Income Fund since it commenced operations in May 2003, John H. Croft has served as a portfolio manager of the Fund since March 2010, and Michael A. Allison and Walter A. Row, III have served as portfolio managers of the Fund since November 2013.  Ms. Saryan manages other Eaton Vance portfolios, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance.  Mr. Croft manages other Eaton Vance portfolios, has been an analyst at Eaton Vance for more than five years, and is a Vice President of Eaton Vance.  Mr. Allison manages other Eaton Vance portfolios, is a member of Eaton Vance’s Equity Strategy Committee, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance.  Mr. Row manages other Eaton Vance portfolios, is a member of Eaton Vance’s Equity Strategy Committee, has managed Eaton Vance portfolios for more than five years, and is a Vice President of Eaton Vance.

4.  The following replaces the third paragraph under “Tax-Managed Small-Cap Value Portfolio.” in “Management and Organization”:

Tax-Managed Small-Cap Value Portfolio is managed by a team of three portfolio managers led by Gregory R. Greene.  Mr. Greene has served as a portfolio manager since March 2006.  Mr. Greene is a Vice President of Eaton Vance and BMR since March 2012, Co-Director of Fox and is a member of the Fox Investment Committee, manages other investment portfolios and has been employed by Fox for more than five years.  Other members of the team are J. Bradley Ohlmuller and Patrick J. O’Brien, who both manage other Eaton Vance portfolios.  Mr. Ohlmuller has served as a portfolio manager since November 2005, is a Vice President of Eaton Vance and BMR since March 2012, an Equity Portfolio Manager of Fox and member of the Fox Investment Committee and has been employed by Fox for more than five years.  Mr. O’Brien has served as a portfolio manager since November 2013, is a Vice President of Eaton Vance and BMR since November 2013, an Equity Portfolio Manager of Fox and has been a member of its Research Group and Fox Investment Committee since October 2012.  Prior to joining Fox in October 2012, Mr. O’Brien was a portfolio manager and analyst with Brown Advisory/ABIM since 2001.

November 21, 2013	7895-11/13

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2013

The following replaces information about Aamer Khan and Robert J. Milmore in the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Michael A. Allison*
Registered Investment Companies	7	$15,576.9	0	$0
Other Pooled Investment Vehicles	14	$7,474.5(5)	0	$0
Other Accounts	0	$0	0	$0
Patrick J. O’Brien*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Walter A. Row, III*
Registered Investment Companies	9	$9,549.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*

As of September 30, 2013.

(5)

Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets either in a registered investment company or in a separate unregistered pooled investment vehicle managed by this portfolio manager.

The following table shows the dollar range of shares of a Fund beneficially owned by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2012 and in the Eaton Vance family of funds as of December 31, 2012.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in all Registered Funds in the Eaton Vance Family of Funds
Tax-Managed Global Dividend Income Fund
Michael A. Allison	None*	$500,000 - $1,000,000
Walter A. Row, III	None*	over $1,000,000
Tax-Managed Small-Cap Value Fund
Patrick J. O’Brien	None*	None

*

As of September 30, 2013.

November 21, 2013